Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Other financial assets	$ 31,252,095	$ 11,953,435
Trade and other non-current receivables	3,801,244	1,860,635
Other non-financial assets	8,266,355	8,479,668
Accounts receivable from related parties	104,197	132,555
Investments accounted for using equity method	138,114,480	131,106,785	$ 136,098,062
Intangible assets other than goodwill	151,943,693	128,257,441	125,618,666
Goodwill	131,172,835	117,190,763
Property, plant and equipment (net)	1,222,261,454	1,082,515,880	1,071,730,034
Investment property	9,551,614	7,705,942	$ 8,313,274
Right of use assets	28,335,983	25,079,352
Deferred tax assets	30,571,219	51,044,712
Current tax assets, non-current	3,094	3,236
Total non-current assets	1,755,378,263	1,565,330,404
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	31,252,095	11,953,435
Trade and other non-current receivables	1,892,587	639,640
Accounts receivable from related parties	61,691	90,049
Right of use assets	7,158,877	6,824,028
Total non-current assets	40,365,250	19,507,152
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	278,507	0
Other non-financial assets	4,598,606	2,916,124
Accounts receivable from related parties	42,506	42,506
Investments accounted for using equity method	11,940,978	10,824,590
Intangible assets other than goodwill	83,780,136	80,430,571
Goodwill	77,023,977	77,017,290
Property, plant and equipment (net)	900,582,971	871,169,200
Investment property	3,478,999	3,507,254
Right of use assets	16,147,875	15,932,177
Deferred tax assets	29,421,681	44,640,178
Total non-current assets	1,127,296,236	1,106,479,890
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	1,485,900	993,802
Other non-financial assets	3,443,466	4,712,630
Investments accounted for using equity method	327,719	240,420
Intangible assets other than goodwill	53,325,198	36,724,372
Goodwill	34,781,464	23,820,652
Property, plant and equipment (net)	262,731,306	158,647,878
Investment property	6,072,615	4,198,688
Right of use assets	4,722,012	2,276,788
Deferred tax assets	87,385	2,770,395
Current tax assets, non-current	3,094	3,236
Total non-current assets	366,980,159	234,388,861
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	144,250	227,193
Other non-financial assets	15,800	12,660
Intangible assets other than goodwill	3,873,161	3,322,821
Goodwill	5,491,823	4,672,572
Property, plant and equipment (net)	21,570,803	18,764,340
Deferred tax assets	0	39,394
Total non-current assets	31,095,837	27,038,980
US Dollar [Member]
Non-current assets [abstract]
Other non-financial assets	208,483	838,254
Investments accounted for using equity method	125,845,783	120,041,775
Deferred tax assets	693,404	3,313,751
Total non-current assets	126,747,670	124,193,780
Uruguayan Peso [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	4,270,840	2,119,218
Goodwill	4,066,703	3,424,422
Property, plant and equipment (net)	12,260,718	12,596,500
Right of use assets	307,219	46,359
Deferred tax assets	368,749	280,994
Total non-current assets	21,274,229	18,467,493
Bolivianboliviano [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	6,694,358	5,660,459
Goodwill	9,808,868	8,255,827
Property, plant and equipment (net)	25,115,656	21,337,962
Total non-current assets	$ 41,618,882	$ 35,254,248